Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2021

VF-2035-QTLY-0521
1.903282.111

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	283,377	$13,318,717
VIP Equity-Income Portfolio Initial Class (a)	546,287	13,804,661
VIP Growth & Income Portfolio Initial Class (a)	652,300	15,772,607
VIP Growth Portfolio Initial Class (a)	145,149	13,645,503
VIP Mid Cap Portfolio Initial Class (a)	90,061	3,859,121
VIP Value Portfolio Initial Class (a)	555,244	10,127,654
VIP Value Strategies Portfolio Initial Class (a)	313,156	4,954,131
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,309,006)		75,482,394

International Equity Funds - 37.5%
VIP Emerging Markets Portfolio Initial Class (a)	1,816,224	26,789,307
VIP Overseas Portfolio Initial Class (a)	1,466,056	38,381,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,342,208)		65,170,644

Bond Funds - 19.1%
Fidelity Inflation-Protected Bond Index Fund (a)	319,130	3,468,948
Fidelity Long-Term Treasury Bond Index Fund (a)	315,143	4,330,067
VIP High Income Portfolio Initial Class (a)	658,815	3,485,131
VIP Investment Grade Bond Portfolio Initial Class (a)	1,621,433	21,856,918
TOTAL BOND FUNDS
(Cost $33,122,294)		33,141,064
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $142,773,508)		173,794,102
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,803)
NET ASSETS - 100%		$173,769,299

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,137,030	$591,324	$208,609	$113	$(1,025)	$(49,772)	$3,468,948
Fidelity Long-Term Treasury Bond Index Fund	3,608,584	1,587,323	283,849	19,926	(27,150)	(554,841)	4,330,067
VIP Contrafund Portfolio Initial Class	12,030,066	2,416,142	803,542	588,569	(16,262)	(307,687)	13,318,717
VIP Emerging Markets Portfolio Initial Class	24,093,645	4,474,925	1,691,675	982,781	23,535	(111,123)	26,789,307
VIP Equity-Income Portfolio Initial Class	12,695,397	2,042,500	1,676,985	427,945	26,791	716,958	13,804,661
VIP Government Money Market Portfolio Initial Class 0.01%	313,117	10,664	323,781	3	--	--	--
VIP Growth & Income Portfolio Initial Class	14,460,466	2,301,941	2,181,199	446,501	34,306	1,157,093	15,772,607
VIP Growth Portfolio Initial Class	12,258,848	3,253,339	739,831	1,482,235	(11,579)	(1,115,274)	13,645,503
VIP High Income Portfolio Initial Class	3,130,984	517,197	151,922	26,418	(454)	(10,674)	3,485,131
VIP Investment Grade Bond Portfolio Initial Class	18,783,979	5,616,114	1,682,499	284,260	(24,563)	(836,113)	21,856,918
VIP Mid Cap Portfolio Initial Class	3,506,419	413,408	432,206	13,595	5,831	365,669	3,859,121
VIP Overseas Portfolio Initial Class	34,747,453	6,080,529	1,981,019	1,071,804	(22,454)	(443,172)	38,381,337
VIP Value Portfolio Initial Class	9,286,069	1,229,613	1,714,126	22,963	73,212	1,252,886	10,127,654
VIP Value Strategies Portfolio Initial Class	4,543,120	522,329	855,023	7,603	53,378	690,327	4,954,131
Total	$156,595,177	$31,057,348	$14,726,266	$5,374,716	$113,566	$754,277	$173,794,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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